LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	June 30,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	4.46	2.08
Weighted average discount rate	7.92%	7.57%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of June 30, 2023 were as follows:

For the Year Ended,
December 31,
Remainder of 2023	$229,096
2024	508,481
2025	421,498
2026	427,670
2027	443,707
Thereafter	112,968
Total minimum lease payments	2,143,420
Less: imputed interest	(356,532)
Present value of future minimum lease payments	1,786,888

Current operating lease liabilities	$349,651
Non-current operating lease liabilities	$1,437,237

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	As of December 31,
	2022	2021
Weighted average remaining lease term (in years)	2.08	3.08
Weighted average discount rate	7.57%	7.57%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2022 are as follows:

Fiscal Year	Operating Lease Payments
2023	$107,930
2024	111,168
2025	9,287
Total minimum lease payments	228,385
Less: imputed interest	(17,852)
Present value of future minimum lease payments	$210,533

Current operating lease liabilities	95,243
Non-current operating lease liabilities	115,290